Statutory and regulatory requirements (Statutory capital and surplus and statutory net income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Bermuda
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	$ 586,641	[1]	$ 1,390,179	[1]
Actual statutory capital and surplus	3,793,329	[1]	3,884,572	[1]
Statutory net income (loss)	509,559	[2]	688,001	[2]	496,227	[2]
United States
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	95,963	[3]	0	[3]
Actual statutory capital and surplus	452,089	[3]	0	[3]
Statutory net income (loss)	105,210	[4]	0	[4]	0	[4]
Switzerland
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	205,563	[5]	312,563	[5]
Actual statutory capital and surplus	701,010	[5]	939,609	[5]
Statutory net income (loss)	$ 60,308	[6]	$ (17,655)	[6]	$ (1,559)	[6]

[1]	The Company's Bermuda based insurance subsidiaries are required to maintain minimum statutory capital and surplus equal to the greater of a minimum solvency margin ("MSM") and the Enhanced Capital Requirement ("ECR") where applicable. The ECR is equal to the higher of each insurer's MSM or the Bermuda Solvency Capital Requirement ("BSCR") model or approved internal capital model. The BSCR for the relevant insurers for the year ended December 31, 2014 will not be filed with the BMA until April 2015. As a result, the required statutory capital and surplus as at December 31, 2014 is based on the MSM of all relevant insurers, whereas the required statutory capital and surplus as at December 31, 2013 is based on the MSM and ECR where applicable for all relevant insurers. Required statutory capital and surplus includes Validus Reinsurance, Ltd., Validus Reinsurance (Switzerland) Ltd (Bermuda Branch), PaCRe, Ltd., IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd. Actual statutory capital and surplus includes Validus Reinsurance, Ltd., AlphaCat Reinsurance, Ltd. and Talbot Insurance (Bermuda), Ltd. Validus Reinsurance, Ltd. is the parent company of the other five Bermuda based insurance subsidiaries.
[2]	Statutory net income includes Validus Reinsurance, Ltd., PaCRe, Ltd. (at the Company's effective 10% equity interest), IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd.
[3]	Required statutory capital and surplus is based on the Risk-Based Capital ("RBC") requirements and includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. Actual statutory capital and surplus includes Western World Insurance Company. Western World Insurance Company is the parent Company of the other two U.S. based insurance subsidiaries. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.
[4]	Statutory net income includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.
[5]	Required statutory capital and surplus is based on the Target Capital ("TC") requirements calculated under the Swiss Solvency Test ("SST"). Required and actual statutory capital and surplus includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA).
[6]	Statutory net income (loss) includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA). The results of Validus Reinsurance (Switzerland) Ltd, a former Flagstone subsidiary, have been included in the Company's consolidated results from the November 30, 2012 date of acquisition.